November 20, 2014

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:	Proxy Statement on Schedule 14A for Valued Advisers Trust (the “Trust”) (File Nos. 811-22208 and 333-151672)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, on behalf of the Cloud Capital Large Cap Fund (the “Fund”), a series portfolio of the Trust, please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. The Trust is filing the proxy statement to solicit shareholder vote on a proposal to allow the Fund’s investment adviser to seek reimbursement of fees waived for, and/or expenses reimbursed to the Cloud Capital Strategic Mid Cap Fund from the Fund following the reorganization of the Cloud Capital Strategic Mid Cap Fund into the Fund. A Form N-14 relating to the proposed reorganization will be filed simultaneous with this Proxy Statement.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively